Fair Value Of Assets And Liabilities (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Sep. 30, 2009	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jun. 30, 2010
Trading securities reclassified as MSR			$ 11,100,000
Goodwill, Impairment	10,100,000	3,300,000		10,100,000	[1],[2]	3,348,000	[1],[2]	16,591,000	[1],[2]
Loans held for sale, net										621,600,000
Estimated amount of gains or losses included in earnings during the period attributable to changes in instrument-specific credit of loans held for sale				6,200,000		19,500,000		19,800,000
FTN Equity Capital Markets [Member]
Goodwill, Impairment		$ 3,300,000				$ 3,300,000		$ 14,300,000

[1]	See Note 26 - Restructuring, Repositioning, and Efficiency for further details related to goodwill impairments.
[2]	See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to divestitures.